BANK BORROWINGS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term borrowings
Short-term borrowings	$ 737,886,632	$ 613,433,236
Average interest rate on short term borrowings (as a percent)	4.41%	3.70%
Term of short-term borrowings	1 year
Maximum borrowing capacity under short-term bank facilities	797,431,067
Amount drawn down on short-term bank facilities	737,886,632
Amount available on short-term bank facilities	59,544,435
Carrying value of short-term bank facilities secured by the plant and machinery of Trina China and TST	563,550,148	490,979,601
Carrying value of short-term bank facilities secured by the land use rights of Trina China	15,913,751	16,267,348
Short-term borrowings secured by plants, machinery and land use rights of Changzhou Trina Solar Energy Co., Ltd. ("Trina China")
Short-term borrowings
Short-term borrowings	148,739,778	139,481,245
Short-term borrowings secured by plants, machinery and land use rights of Trina China and Trina Solar (Changzhou) Science and Technology Co., Ltd. ("TST") , and also guaranteed by Trina
Short-term borrowings
Short-term borrowings	330,000,000
Short-term borrowings guaranteed by Trina
Short-term borrowings
Short-term borrowings	215,146,854	376,481,244
Unsecured short-term borrowings
Short-term borrowings
Short-term borrowings	$ 44,000,000	$ 97,470,747